                                  [LOGO]


                                                                October 10, 1995
Dear Shareholder:

   We are pleased to present to you the Third Quarter Report of The Burnham Fund Inc. for 1995.

   On September 30, 1995, the Fund's net asset value per share for Class A, B and C shares was $22.33, $22.54 and $22.32, respectively (with dividends reinvested but without the imposition of the maximum sales charge for Class A shares), which represent increases for the quarter of 5.37%, 5.27% and 5.28%, respectively. In the same period, the unmanaged Standard & Poor's 500 Index rose 7.95% (including income) and the unmanaged Lehman Brothers Government/ Corporate Bond Index rose 1.91%. The average growth and income fund rose 7.12% for the similar period, according to Lipper Analytical Services.

   The Burnham Fund paid dividends in respect of its Class A, B and C shares for the third quarter on October 11, 1995 to shareholders of record on September 30, 1995. The distribution of $0.20, $0.11 and $0.14, respectively, consisted of $0.15, $0.06 and $0.09, respectively, for net investment income. In addition, each class of shares received a distribution of $0.05 from short-term capital gains.

   The equity markets have continued to leap upward during the third quarter of 1995. Much of the optimism during the early part of the quarter was due, we believe, to the apparently successful engineering of a 'soft landing' by the Federal Reserve and continued low interest rates. Adding to this positive environment was increased corporate merger, acquisition and stock buyback activity, continued strong earnings comparisons, a stronger U.S. dollar, and constructive governmental debate regarding U.S. fiscal policy. The sector leaders during the period were transportation, telecommunications, health care (drugs and health management), and the financial sectors (particularly insurance and banks).

   The Fund benefited from its positions in the quarter's leading sectors. Among the Fund's best performing stocks were The Bank of New York, Citicorp, American Home Products, Bristol-Myers Squibb, PLC Systems, Allstate, AT&T and American Express. During the period, the Fund added to positions in banking, insurance, autos, computers and telephone communications. The Fund reduced positions in drugs, hotels, and oil and gas.

   As we anticipated, the technology sector has become much more volatile. Increased consumer demand for personal computers and peripherals has been trying for both manufacturers and suppliers. Earnings for these high-growth cyclicals have become more difficult to predict, and the risk of earnings disappointments has risen. Many analysts are reducing their enthusiastic estimates for 1995 and 1996 as positive comparisons of earning growth against 1994 levels have become harder to sustain. We remain positive on our long-term outlook for the U.S. equity markets.

                                                                       [LOGO]


   We expect volatility in the months ahead, and positive surprises one year from now. Inflation is low, corporate earnings are slowing but still healthy, recession is unlikely to occur, and the Fed has room to ease. We believe that a defensive posture is warranted during the volatility over the short term, but long term we look for opportunities to add to our positions of quality growth and income stocks.

   The Fund maintains a 28% position in short to medium term bonds. We believe interest rates will be favorable over the long term, but more attractive returns may be achieved by investing conservatively in the equity markets. As our bonds mature, we look to invest some of the proceeds in equities with attractive income characteristics, which include, but not limited to areas such as real estate investment trusts and the petroleum, telecommunications and finance industries.

   We thank you for your continued confidence in The Burnham Fund.


Very sincerely yours,



I.W. Burnham, II, President &
         Portfolio Manager



Cumulative Performance Comparison
The Burnham Fund vs. Broad Market Indices

                                                 Cumulative % Change                Average Annualized % Change
                                                 -------------------                ---------------------------
                                         10 Years       5 Years      3 Years     10 Years      5 Years      3 Years
                                         --------       -------      -------     --------      -------      -------
The Burnham Fund
     (Class A Shares)...............     226.11%        68.39%       32.91%       12.55%       10.99%        9.95%
Standard & Poor's 500 Index
     (with dividends reinvested)....     342.58%       121.40%       52.03%       16.04%       17.23%       14.98%
Lehman Brothers Government/
     Corporate Bond Index...........     158.21%        60.27%       22.16%        9.95%        9.90%        6.90%

       The performance data quoted represents past performance and is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average total return for Class A shares, assuming the reinvestment of dividends and excluding the maximum sales charge for the one, five and ten year periods ended September 30, 1995 were 18.23%, 10.99% and 12.54%, respectively. Such performance assuming the imposition of the Class A shares' maximum 5% sales charge for the same periods would have been 12.32%, 9.85% and 11.97%, respectively. For Class B and C shares, average total return for the one year period ended September 30, 1995 and life of class total return for the period October 18, 1993 (inception date) to September 30, 1995, were 17.50% and 18.10%, and 6.82% and 7.47%, respectively.

                                                                        [LOGO]
                                                                       BURNHAM
                                                                         Fund


                             INVESTMENT PERSPECTIVE
                         Equity Portfolio Distribution
                           by Industry Classification
                               September 30, 1995

                                             % Total
                                         Equity Portfolio
                                         ----------------

Energy -- Oil & Gas...................         13.00%
Pharmaceuticals.......................          9.57%
Communications Services...............          8.86%
Telephone Companies...................          7.52%
Automotive............................          5.59%
Semiconductors........................          5.15%
Banking...............................          4.23%
Real Estate...........................          4.17%
Utilities.............................          4.14%
Hotels................................          3.26%
Computers & Software..................          3.22%
Others................................         31.29%
                                         ----------------
Total Equities........................        100.00%
                                         ----------------
                                         ----------------

                  Total Portfolio Distribution by Asset Class
                             September 30, 1995

                  [SEE APPENDIX TO GRAPHIC AND IMAGE MATERIAL]

Top 25% Portfolio Holdings
September 30, 1995

                                                    Number of Shares/       % of
                                                    Principal Amount        Value       Net Assets
                                                    -----------------    -----------    ----------

Exxon Corporation................................           45,000       $ 3,251,250       2.96%
Chrysler Corp. ..................................           60,000       $ 3,180,000       2.89%
AT&T Corp........................................           40,000       $ 2,630,000       2.39%
The Bank of New York Co., Inc.,
  7.5% conv. sub. deb. 8/15/01...................      $ 1,000,000       $ 2,393,750       2.18%
US West Inc. ....................................           50,000       $ 2,356,250       2.14%
Motorola, Inc....................................           30,000       $ 2,291,250       2.09%
Texaco Capital Inc., 8.65% gtd. notes 1/20/98....       $2,000,000       $ 2,105,532       1.92%
GTE Corp. .......................................           50,000       $ 1,962,500       1.79%
Mobil Corp. .....................................           19,000       $ 1,892,875       1.72%
Thermo Electron Corp. ...........................           40,000       $ 1,855,000       1.69%
American Express Co. ............................           40,000       $ 1,775,000       1.62%
Caremark International...........................           80,000       $ 1,720,000       1.57%
American Home Products Corp. ....................           20,000       $ 1,697,500       1.55%
                                                                         -----------    ----------
Total Top 25% Portfolio Holdings.................                        $29,110,907      26.51%
                                                                         -----------    ----------
                                                                        -----------    ----------

                               Cumulative Return
                     of a Hypothetical $10,000 Investment*
                         from inception (June 16, 1975)
                          through September 30, 1995

                   SEE APPENDIX TO GRAPHIC AND IMAGE MATERIAL

* All performance analyses shown herein represent past performance and are not indicative of future performance. All dividends and distributions from income and capital gains have been continually reinvested. Performance does not include the imposition of the maximum 5% sales charge. Performance for other classes of the Fund will be greater or less than the data shown in the graph and tables based on differences in sales charges and fees paid by shareholders investment in the different classes of the Fund.


                          Average Annual Total Return
                       Period ending September 30, 1995

One Year.................   18.23%
Five Years...............   10.99%
Ten Years................   12.54%
Fifteen Years............   12.58%
Twenty Years.............   13.58%

                                                                        [LOGO]
                            STATEMENT OF NET ASSETS
                               September 30, 1995
                                  (Unaudited)



                                            Number of
                                             Shares         Value(a)
--------------------------------------------------------------------
COMMON STOCKS                 67.07%
ALUMINUM PRODUCTION            0.96%
  Aluminum Company of America.......         20,000     $  1,057,500
AUTOMOTIVE                     3.75%
  Chrysler Corp.....................         60,000        3,180,000
  General Motors Corp...............         20,000          937,500
                                                         -----------
                                                           4,117,500
                                                         -----------
BANKING                        2.84%
  The Bank of New York Co., Inc.....         20,000          930,000
  Citicorp..........................         20,000        1,415,000
  Home Financial Corp...............         50,000          771,875
                                                         -----------
                                                           3,116,875
                                                         -----------
BUILDING PRODUCTS              1.62%
  Manville Corp.....................         50,000(b)       656,250
  USG Corp..........................         40,000(b)     1,120,000
                                                         -----------
                                                           1,776,250
                                                         -----------
COMMUNICATIONS SERVICES        5.94%
  AT&T Corp.........................         40,000        2,630,000
  ECI Telecom Ltd...................         50,000        1,115,625
  GTE Corp..........................         50,000        1,962,500
  Vodafone Group ADR................         20,000(b)       820,000
                                                         -----------
                                                           6,528,125
                                                         -----------
COMPUTERS & SOFTWARE           2.16%
  Hewlett Packard Co................         10,000          833,750
  Microsoft Corp....................         10,000(b)       905,625
  Phoenix Technologies Ltd..........         50,000(b)       637,500
                                                         -----------
                                                           2,376,875
                                                         -----------
CONGLOMERATES                  1.13%
  ITT Corp..........................         10,000        1,240,000
                                                         -----------

DATA PROCESSING SYSTEMS        2.03%
  EMC Corp..........................         60,000(b)     1,087,500
  General Motors Corp. Cl. 'E'......         25,000        1,137,500
                                                         -----------
                                                           2,225,000
                                                         -----------
ENERGY - OIL AND GAS           8.72%
  Amoco Oil Co......................         25,000        1,603,125
  Chevron Corp......................         25,000        1,215,625
  Exxon Corporation.................         45,000        3,251,250
  Mobil Corporation.................         19,000        1,892,875
  Texaco Inc........................         25,000        1,615,625
                                                         -----------
                                                           9,578,500
                                                         -----------
ELECTRICAL CONNECTORS          0.70%
  AMP Inc...........................         20,000          770,000
                                                         -----------
ENGINEERING/
   INDUSTRIAL PRODUCTION       1.78%
  Thermo Electron Corp..............         40,000(b)  $  1,855,000
  Thermolyte Corp. (Note 4).........         10,000(b)       100,000
                                                         -----------
                                                           1,955,000
                                                         -----------
FOOD CHAINS                    1.39%
  McDonald's Corp...................         40,000        1,530,000
                                                         -----------
FOREST PRODUCTS                1.19%
  Georgia Pacific Corp..............         15,000        1,312,500
                                                         -----------
FOOD PRODUCTS                  1.02%
  General Mills Co..................         20,000        1,115,000
                                                         -----------
HEALTHCARE REIT                1.26%
  Meditrust SBI.....................         40,000        1,385,000
                                                         -----------
HOTELS                         2.18%
  Hilton Hotels Corp................         20,000        1,277,500
  Marriott International Inc........         30,000        1,121,250
                                                         -----------
                                                           2,398,750
                                                         -----------
INSURANCE                      2.00%
  Allstate Corp.....................         35,000        1,238,125
  Chubb Corp........................         10,000          960,000
                                                         -----------
                                                           2,198,125
                                                         -----------
MEDICAL SUPPLIES               0.73%
  PLC Systems Inc...................         40,000(b)       800,000
                                                         -----------
MINING                         0.46%
  Homestake Mining..................         30,000          510,000
                                                         -----------
OFFICE EQUIPMENT               1.47%
  Xerox Corp........................         12,000        1,612,500
                                                         -----------
PHARMACEUTICALS                6.42%
  American Home Products Corp.......         20,000        1,697,500
  Bristol Myers Squibb Co...........         20,000        1,457,500
  Caremark International Inc........         80,000        1,720,000
  Humana Inc........................         55,000        1,106,875
  Pfizer Inc........................         20,000        1,067,500
                                                         -----------
                                                           7,049,375
                                                         -----------
PHOTO PRODUCTS & SERVICES      1.08%
  Eastman Kodak Co..................         20,000        1,185,000
                                                         -----------
REAL ESTATE REIT               2.80%
  Franchise Finance Corp. of America         60,000        1,290,000
  National Golf Properties..........         60,000        1,312,500
  Sizzler Property Investments......         50,000          468,750
                                                         -----------
                                                           3,071,250
                                                         -----------
SEMICONDUCTORS                 3.46%
  Intel Corp........................         25,000        1,504,687
  Motorola, Inc.....................         30,000        2,291,250
                                                         -----------
                                                           3,795,937
                                                         -----------
                                       4

                                                                         [LOGO]

                               September 30, 1995
                                  (Unaudited)


                                     Number of Shares
                                      Put Options, or
                                     Principal Amount       Value(a)
--------------------------------------------------------------------
TELEPHONE COMPANIES            5.05%
  Bell Atlantic Corp................         25,000     $  1,534,375
  SBC Communications Inc............         30,000        1,650,000
  US West Inc.......................         50,000        2,356,250
                                                         -----------
                                                           5,540,625
                                                         -----------
TRAVEL RELATED &
   FINANCIAL SERVICES          1.62%
  American Express Co...............         40,000        1,775,000
                                                         -----------
UTILITIES                      2.77%
  Kansas Power & Light..............         20,000          472,500
  Montana Power & Light.............         20,000          462,500
  Puget Sound Power & Light.........         40,000          930,000
  Southern Co.......................         50,000        1,181,250
                                                         -----------
                                                           3,046,250
                                                         -----------
  TOTAL COMMON STOCKS...............                      73,655,062
                                                         -----------
PUT OPTIONS                    0.02%
  Standard & Poor's 100 Nov. 1995 @ 520    100 puts(b)        18,750
                                                         -----------
  TOTAL PUT OPTIONS.................                          18,750
                                                         -----------
CONVERTIBLE PREFERRED STOCK    0.52%
  Storage Technology Corp.
   $3.50 cum. conv. pfd.............         10,000          572,500
                                                         -----------
  TOTAL CONVERTIBLE
   PREFERRED STOCK..................                         572,500
                                                         -----------
CORPORATE CONVERTIBLE BONDS    3.32%
BANKING                        2.18%
  The Bank of New York Company, Inc.,
   7 1/2% conv. sub. deb. 8/15/01...     $1,000,000        2,393,750
                                                         -----------
ELECTRONICS                    0.23%
  VLSI Technology Inc.,
   8 1/4% conv. sub. note 10/01/05..        250,000          255,000
                                                         -----------
STEEL                          0.44%
  USX Corp.,
   7% conv. sub. deb. 6/15/17.......        500,000          476,250
                                                         -----------
UTILITIES                      0.47%
  Consolidated Natural Gas Co.,
   7 1/4% conv. sub. deb. 12/15/15..        500,000          517,500
                                                         -----------
  TOTAL CORPORATE CONVERTIBLE
    BONDS...........................                       3,642,500
                                                         -----------
CORPORATE BONDS               26.50%
BANKING                        1.88%
  Chase Manhattan Corp.,
   7 7/8% sub. notes 8/01/04........      1,000,000        1,022,158
  Morgan (J.P.) & Co., Inc.,
   7 5/8% sub. notes 11/15/98.......      1,000,000        1,038,108
                                                         -----------
                                                           2,060,266
                                                         -----------
BROADCASTING                   0.48%
Ackerley Communications, Inc.,
   10 3/4% sr. secured notes
    'Series A' 10/01/03.............    $   500,000     $    530,000
                                                         -----------
BUILDING PRODUCTS              1.83%
  USG Corp., 8% sr. notes 12/15/96          500,000          502,870
  USG Corp., 8% sr. notes 3/15/97         1,500,000        1,509,725
                                                         -----------
                                                           2,012,595
                                                         -----------
CHEMICALS                      1.35%
  duPont (E.I.) de Nemours & Co.,
   6% notes 12/01/01................      1,000,000          973,750
  duPont (E.I.) de Nemours & Co.,
   6 3/4% notes 10/15/02............        500,000          506,877
                                                         -----------
                                                           1,480,627
                                                         -----------
COMMUNICATION SERVICES         0.91%
  Storer Communications Inc.,
   10% deb. 5/15/03.................      1,000,000        1,005,000
                                                         -----------
ENERGY - OIL & GAS             0.87%
  Maxus Energy Corp.,
   9 3/8% notes 11/01/03............      1,000,000          955,000
                                                         -----------
FINANCIAL SERVICES             8.93%
  Exxon Capital Corp.,
   7 7/8% gtd. notes 4/15/96........      1,000,000        1,010,430
  Ford Motor Credit Corp.,
   9 1/4% notes 6/15/98.............      1,000,000        1,069,918
  General Electric Capital Corp.,
   8% notes 1/15/98.................      1,000,000        1,037,894
  GMAC Corp.,
   7.65% notes 2/04/97..............        400,000          407,429
  GMAC Corp.,
   7 3/4% notes 4/15/97.............      1,000,000        1,012,542
  GMAC Corp.,
   7 3/4% notes 1/15/99.............      1,000,000        1,038,053
  MGM Grand Hotel Finance Corp.,
   11 3/4% gtd. notes 5/01/99.......      1,000,000        1,070,000
  Texaco Capital Inc.,
   9% gtd. notes 11/15/97...........      1,000,000        1,051,250
  Texaco Capital Inc.,
   8.65% gtd. notes 1/30/98.........      2,000,000        2,105,532
                                                         -----------
                                                           9,803,048
                                                         -----------
FOOD & BEVERAGE                0.44%
  Spreckles Industries Inc.,
   11 1/2% sr. sec. notes 9/01/00...        500,000          485,000
                                                         -----------
                                       5

[LOGO]



                      STATEMENT OF NET ASSETS (CONCLUDED)
                               September 30, 1995
                                  (Unaudited)

                                         Principal
                                           Amount           Value(a)
--------------------------------------------------------------------
FOOD & TOBACCO                 1.92%
  Philip Morris Companies Inc.,
   9 1/4% 12/01/97..................     $1,000,000     $  1,060,210
  RJR Nabisco, 8% notes 1/15/00.....      1,000,000        1,045,000
                                                         -----------
                                                           2,105,210
                                                         -----------
HOTELS                         2.23%
  Marriott Corp.,
   9 5/8% sr. notes 'B' 2/01/96.....        525,000          526,050
  Marriott Corp.,
   8 1/8% sr. notes 'C' 12/01/96....        450,000          442,980
  Marriott Corp.,
   8 7/8% sr. notes 'D' 5/01/97.....        115,000          114,485
  Marriott Corp.,
   9 7/8% sr. notes 'E' 11/01/97....        850,000          850,257
  Marriott Corp., 9 3/8% deb. 6/15/07       500,000          511,602
                                                         -----------
                                                           2,445,374
                                                         -----------
PAPER PRODUCTS                 1.69%
  Kimberly Clark Corp.
   9% notes 8/01/00.................        700,000          774,551
  Riverwood International Corp.,
   10 3/4% sr. notes II 6/15/00.....        500,000          542,500
  Riverwood International Corp.,
   10 3/4% sr. notes 6/15/00........        500,000          542,500
                                                         -----------
                                                           1,859,551
                                                         -----------
PHARMACEUTICALS                1.92%
  Johnson & Johnson,
   7 3/8% euronotes 11/09/97........      1,000,000        1,025,625
  Lilly (Eli) & Co.,
   8 1/8% notes 12/01/01............      1,000,000        1,084,224
                                                         -----------
                                                           2,109,849
                                                         -----------
TELEPHONE COMPANIES            1.59%
  Bell South TeleCommunications Inc.,
   6 1/4% notes 5/15/03.............      1,000,000          980,436
  Southwestern Bell Corp.,
   8.30% notes 6/01/96..............        750,000          760,874
                                                         -----------
                                                           1,741,310
                                                         -----------
UTILITIES                      0.46%
  AES Corp.,
   9 3/4% sr. sub. notes 6/15/00....        500,000          510,625
                                                         -----------
   TOTAL CORPORATE BONDS............                      29,103,455
                                                         -----------
COMMERCIAL PAPER               1.76%
  Associates Corp. of NA,
   6.10% 10/02/95...................      1,931,900        1,931,900
                                                         -----------
   TOTAL COMMERCIAL PAPER...........                       1,931,900
                                                         -----------


                                                            Value(a)
--------------------------------------------------------------------
TOTAL INVESTMENTS             99.19%                    $108,924,167
CASH AND OTHER ASSETS,
     LESS LIABILITIES          0.81%                         889,879
                             ------                      -----------
NET ASSETS                   100.00%                    $109,814,046
                             ======                      ===========

CLASS A SHARES
(Equivalent to $22.33 per share based on 4,889,403.880 shares of Capital Stock outstanding.)

CLASS B SHARES
(Equivalent to $22.54 per share based on 27,482.117 shares of Capital Stock outstanding.)

CLASS C SHARES
(Equivalent to $22.32 per share based on 124.960 shares of Capital Stock outstanding.)

-------------------
(a) Investments in securities traded on a national securities exchange are valued at the last reported sales price on the primary exchange on which they are traded on the last business day of the period. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Short-term money market instruments which have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term money market instruments which have a maturity of 60 days or less are valued at amortized cost which approximates value.

(b)  Non-income producing security.

                                                                         [LOGO]



                     [THIS PAGE LEFT INTENTIONALLY BLANK.]

OFFICERS OF THE FUND

I.W. Burnham, II President
  and Chief Executive Officer
Jon M. Burnham, Executive Vice President
Michael E. Barna, First Vice President
  Chief Financial Officer, Treasurer and Secretary
Ronald M. Geffen, Vice President
Debra B. Hyman, Vice President
Frank A. Passantino, Vice President and Assistant Secretary
Louis S. Rosenthal, Vice President
Leon C. Sunstein, Jr., Vice President
Mara D. Cohen, Assistant Treasurer

INVESTMENT ADVISER

Burnham Asset Management Corporation
1325 Avenue ofthe Americas
New York, New York 10019

DISTRIBUTOR

Burnham Securities Incorporated
1325 Avenue of the Americas
New York, New York 10019
Telephone: 1 (800) 874-FUND

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom
919 Third Avenue
New York, New York 10022

SERVICING AGENT


Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

This report has been prepared for the information of shareholders of The Burnham Fund Inc. and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Fund's objectives, policies, management, records and other information.


QUARTERLY REPORT
September 30, 1995

CONTINUITY                      KNOWLEDGE
[PHOTOGRAPH OF CLOCK]           [PHOTOGRAPH OF CHESS PIECE]

                        [LOGO]

GROWTH                          INCOME
[PHOTOGRAPH OF STEPS]           [PHOTOGRAPH OF COINS]


Burnham Securities Inc.
PRINCIPLE DISTRBUTOR

                     APPENDIX TO GRAPHIC AND IMAGE MATERIAL

Graph 1 Page 3 of Report 'Total Portfolio Distribution by Asset Class'

The pie chart sets out to describe the asset allocation of The Burnham Fund as of September 30, 1995. The asset allocation is broken out in the following manner: Common Stocks, Convertible Preferred Securities and Options - 68%; Corporate & Convertible bonds - 30%; Cash equivalents - 2%.

Graph  2  Page  3  of  Report  'Cumulative  Return  of  a  Hypothetical  $10,000
Investment'

The line chart describes a hypothetical investment of $10,000 over the investment period June 16, 1975 (inception date) to September 30, 1995. The performance figures do not include the imposition of the maximum sales charge of 5%. All dividends and distributions from income and capital gains have been continually reinvested. The performance in the graph represent past performance and are not indicative of future performance. The performance at the end of the period reflects a total hypothetical value of $117,064 representing a cumulative total return of 1,070.64% and an annualized compound rate of return of 12.86%.